FORM N-PX
         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY


Investment Company Act file number: 811-21404

ING Clarion Real Estate Income Fund
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  (Exact name of registrant as specified in charter)

259 N. Radnor-Chester Road, Second Floor, Radnor, PA 19087
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  (Address of principal executive offices)

T. Ritson Ferguson, President
259 N. Radnor-Chester Road, Second Floor, Radnor, PA 19087
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  (Name and address of agent for service)


Registrant's telephone number, including area code: 610-995-2500

Date of Fiscal year-end: 12/31/2004

Date of reporting period: 7/1/2003 - 6/30/2004

   Item 1. Proxy Voting Record
   Account Number: cef

   ISSUER NAME TICKER CUSIP MTG DATE MTG TYPE
           Proposal Type Voted? Vote For/Agnst Mgmt
   Amli Residential Properties Trust AML  001735109  4/26/04  Annual
   1.01   Elect John E. Allen MGMT YES FOR FOR
   1.02   Elect Adam S. Metz MGMT YES FOR FOR
   1.03   Elect Philip N. Tague MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Arden Realty ARI  039793104  5/11/04  Annual
   1.01   Elect Leslie E. Bider MGMT YES FOR FOR
   1.02   Elect Steven C. Good MGMT YES FOR FOR
   1.03   Elect Alan I. Rothenberg MGMT YES FOR FOR
   2.00   Golden Parachutes SHLDR YES FOR AGNST

   Brandywine Realty Trust BDN  105368203  5/3/04  Annual
   1.01   Elect M. Walter D'Alessio MGMT YES FOR FOR
   1.02   Elect D. Pike Aloian MGMT YES FOR FOR
   1.03   Elect Donald E. Axinn MGMT YES FOR FOR
   1.04   Elect Robert C. Larson MGMT YES FOR FOR
   1.05   Elect Anthony A. Nichols Sr. MGMT YES FOR FOR
   1.06   Elect Charles P. Pizzi MGMT YES FOR FOR
   1.07   Elect Gerard H. Sweeney MGMT YES FOR FOR
   2.00   Golden Parachutes SHLDR YES AGNST FOR

   Colonial Properties Trust CLP  195872106  4/21/04  Annual
   1.01   Elect M. Miller Gorrie MGMT YES FOR FOR
   1.02   Elect James K. Lowder MGMT YES FOR FOR
   1.03   Elect Herbert Meisler MGMT YES FOR FOR
   1.04   Elect John W. Spiegel MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR
   3.00   Repeal Classified Board MGMT YES FOR FOR

   Eastgroup Properties EGP  277276101  5/27/04  Annual
   1.01   Elect D. Pike Aloian MGMT YES FOR FOR
   1.02   Elect Alexander G. Anagnos MGMT YES FOR FOR
   1.03   Elect H. C. Bailey Jr. MGMT YES FOR FOR
   1.04   Elect Hayden C. Eaves III MGMT YES FOR FOR
   1.05   Elect Fredric H. Gould MGMT YES FOR FOR
   1.06   Elect David H. Hoster II MGMT YES FOR FOR
   1.07   Elect David M. Osnos MGMT YES FOR FOR
   1.08   Elect Leland R. Speed MGMT YES FOR FOR
   2.00   Adopt Stock Option Plan MGMT YES FOR FOR
   3.00   Approve Other Business MGMT YES AGNST AGNST

   Equity Office Properties Trust EOP  294741103  5/19/04  Annual
   1.01   Elect Thomas E. Dobrowski MGMT YES FOR FOR
   1.02   Elect William M. Goodyear MGMT YES FOR FOR
   1.03   Elect James D. Harper, Jr. MGMT YES FOR FOR
   1.04   Elect Richard D. Kincaid MGMT YES FOR FOR
   1.05   Elect David K. McKown MGMT YES FOR FOR
   1.06   Elect Sheli Z. Rosenberg MGMT YES FOR FOR
   1.07   Elect Edwin N. Sidman MGMT YES FOR FOR
   1.08   Elect Jan H.W.R. van der Vlist MGMT YES FOR FOR
   1.09   Elect Samuel Zell MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   First Industrial Realty Trust FR  32054K103  5/12/04  Annual
   1.01   Elect Jay H. Shidler MGMT YES FOR FOR
   1.02   Elect J. Steven Wilson MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Gables Residential Trust GBP  362418105  5/21/04  Annual
   1.01   Elect Marcus E. Bromley MGMT YES FOR FOR
   1.02   Elect James D. Motta MGMT YES FOR FOR
   1.03   Elect Chris C. Stroup MGMT YES FOR FOR
   2.00   Adopt Stock Option Plan MGMT YES FOR FOR

   Health Care REIT     5/6/04  Annual
   1.01   Elect Thomas J. DeRosa MGMT YES FOR FOR
   1.02   Elect Jeffrey H. Donahue MGMT YES FOR FOR
   1.03   Elect Bruce G. Thompson MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Heritage Property Investment HTG  42725M107  5/7/04  Annual
   1.01   Elect Joseph L. Barry Jr. MGMT YES FOR FOR
   1.02   Elect Richard C. Garrison MGMT YES FOR FOR
   1.03   Elect David W. Laughton MGMT YES FOR FOR
   1.04   Elect Kevin C. Phelan MGMT YES FOR FOR
   2.00   Approve Other Business MGMT YES FOR FOR

   Highwoods Properties Inc HIW  431284108  5/18/04  Annual
   1.01   Elect Edward J. Fritsch MGMT YES FOR FOR
   1.02   Elect Lawrence S. Kaplan MGMT YES FOR FOR
   1.03   Elect L. Glenn Orr Jr. MGMT YES FOR FOR
   1.04   Elect William E. Graham Jr. MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR
   3.00   Approve Other Business MGMT YES FOR FOR

   Hospitality Properties Trust HPT  44106M102  5/11/04  Annual
   1.01   Elect Arthur G. Koumantzelis MGMT YES FOR FOR

   IStar Financial SFI  45031U101  5/25/04  Annual
   1.01   Elect Jay Sugarman MGMT YES FOR FOR
   1.02   Elect Willis Andersen Jr. MGMT YES FOR FOR
   1.03   Elect Robert W. Holman Jr. MGMT YES FOR FOR
   1.04   Elect Robin Josephs MGMT YES FOR FOR
   1.05   Elect John G. McDonald MGMT YES FOR FOR
   1.06   Elect George R. Puskar MGMT YES FOR FOR
   1.07   Elect Jeffrey A. Weber MGMT YES FOR FOR
   2.00   Adopt Deferred Compensation Plan MGMT YES FOR FOR
   3.00   Approve Executive Investment Program MGMT YES AGNST AGNST
   4.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Koger Equity KE  500228101  6/3/04  Annual
   1.01   Elect D. Pike Aloian MGMT YES FOR FOR
   1.02   Elect Benjamin C. Bishop Jr. MGMT YES FOR FOR
   1.03   Elect Thomas J. Crocker MGMT YES FOR FOR
   1.04   Elect David B. Hiley MGMT YES FOR FOR
   1.05   Elect Victor A. Hughes Jr. MGMT YES FOR FOR
   1.06   Elect George F. Staudter MGMT YES FOR FOR
   1.07   Elect James C. Teagle MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR
   3.00   Approve Name Change MGMT YES FOR FOR
   4.00   Amend Stock Option Plan MGMT YES FOR FOR

   Liberty Property Trust LRY  531172104  5/5/04  Annual
   1.01   Elect M. Leanne Lachman MGMT YES FOR FOR
   1.02   Elect J. Anthony Hayden MGMT YES FOR FOR
   2.00   Approve Non-Technical Charter Amendments MGMT YES FOR FOR
   3.00   Approve Non-Technical Charter Amendments MGMT YES FOR FOR
   4.00   Add Shares to Stock Option Plan MGMT YES FOR FOR
          Amend Stock Option Plan

   Mack Cali Realty Corp CLI  554489104  5/20/04  Annual
   1.01   Elect Alan S. Bernikow MGMT YES FOR FOR
   1.02   Elect Martin D. Gruss MGMT YES FOR FOR
   1.03   Elect Vincent S. Tese MGMT YES FOR FOR
   1.04   Elect Roy J. Zuckerberg MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR
   3.00   Adopt Stock Option Plan MGMT YES FOR FOR
   4.00   Implement Policy on Related Party Transactions SHLDR YES AGNST FOR

   Maguire Properties MPG  559775101  6/3/04  Annual
   1.01   Elect Robert F. Maguire, III MGMT YES FOR FOR
   1.02   Elect Richard I. Gilchrist MGMT YES FOR FOR
   1.03   Elect Lawrence S. Kaplan MGMT YES FOR FOR
   1.04   Elect Caroline S. McBride MGMT YES FOR FOR
   1.05   Elect Andrea L. Van de Kamp MGMT YES FOR FOR
   1.06   Elect Walter L. Weisman MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Mid-America Apartment Communities MAA  59522J103  5/24/04  Annual
   1.01   Elect John F. Flournoy MGMT YES FOR FOR
   1.02   Elect Robert F. Fogelman MGMT YES FOR FOR
   1.03   Elect Michael S. Starnes MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR
   3.00   Amend Authorized Preferred Stock MGMT YES FOR FOR
   4.00   Adopt Stock Option Plan MGMT YES FOR FOR

   Nationwide Health Properties NHP  638620104  4/16/04  Annual
   1.01   Elect David R. Banks MGMT YES FOR FOR
   1.02   Elect Douglas M. Pasquale MGMT YES FOR FOR
   1.03   Elect Jack D. Samuelson MGMT YES FOR FOR

   New Plan Excel Realty Trust NXL  648053106  5/12/04  Annual
   1.01   Elect Norman Gold MGMT YES FOR FOR
   1.02   Elect Nina B. Matis MGMT YES FOR FOR
   1.03   Elect William Newman MGMT YES FOR FOR
   1.04   Elect George R. Puskar MGMT YES FOR FOR

   Newcastle Investment NCT  65105M108  5/27/04  Annual
   1.01   Elect David J. Grain MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Pennsylvania REIT PEI  709102107  6/3/04  Annual
   1.01   Elect George F. Rubin MGMT YES FOR FOR
   1.02   Elect Rosemarie B. Greco MGMT YES FOR FOR
   1.03   Elect Ira M. Lubert MGMT YES FOR FOR
   1.04   Elect Edward A. Glickman MGMT YES FOR FOR
   1.05   Elect Mark E. Pasquerilla MGMT YES FOR FOR
   1.06   Elect Donald F. Mazziotti MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Prentiss Properties Trust PP  740706106  5/5/04  Annual
   1.01   Elect Leonard M. Riggs Jr. MGMT YES FOR FOR
   1.02   Elect Ronald G. Steinhart MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR
   3.00   Add Shares to Director Stock Option Plan MGMT YES FOR FOR
   4.00   Add Shares to Stock Option Plan MGMT YES FOR FOR

   Sovran Self Storage SSS  84610H108  5/13/04  Annual
   1.01   Elect Robert J. Attea MGMT YES FOR FOR
   1.02   Elect Kenneth F. Myszka MGMT YES FOR FOR
   1.03   Elect John E. Burns MGMT YES FOR FOR
   1.04   Elect Michael A. Elia MGMT YES FOR FOR
   1.05   Elect Anthony P. Gammie MGMT YES FOR FOR
   1.06   Elect Charles E. Lannon MGMT YES FOR FOR
   2.00   Amend Director Stock Option Plan MGMT YES FOR FOR
   3.00   Amend Deferred Compensation Plan MGMT YES FOR FOR
   4.00   Ratify Selection of Auditors MGMT YES FOR FOR

   US Restaurant Properties USV  902971100  5/19/04  Annual
   1.01   Elect David M. West MGMT YES FOR FOR
   1.02   Elect Len W. Allen Jr. MGMT YES FOR FOR
   1.03   Elect G. Steven Dawson MGMT YES FOR FOR
   1.04   Elect John C. Deterding MGMT YES FOR FOR
   1.05   Elect Robert H. Gidel MGMT YES FOR FOR
   1.06   Elect James H. Kropp MGMT YES FOR FOR
   1.07   Elect Robert J. Stetson MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Windrose Medical Properties Trust WRS  973491103  4/21/04  Annual
   1.01   Elect Stephen Goldsmith MGMT YES FOR FOR
   1.02   Elect Charles E. Lanham MGMT YES FOR FOR
   1.03   Elect Jean L. Wojtowicz MGMT YES FOR FOR
   2.00   Adopt Employee Stock Purchase Plan MGMT YES FOR FOR
   3.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'

   Where management has recommended that shareholders 'Abstain' from voting on a ballot item: 1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

   Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.

   SIGNATURES:

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


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       (Registrant)


By  /s/ T. Ritson Ferguson, Managing Director
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       (Signature & Title)


Date   7/30/04
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